Subsequent Events (Details)			1 Months Ended
	Aug. 04, 2020 $ / shares	Jul. 15, 2020 m³	May 31, 2018 m³
Samsung | GasLog Westminster
Subsequent Events
Cargo capacity (in cbm)			180,000
Delivery of vessel | Samsung | GasLog Westminster
Subsequent Events
Cargo capacity (in cbm)		180,000
Delivery of vessel | Centrica | GasLog Westminster
Subsequent Events
Time charter agreement term (in years)		7 years
Common shares/units
Subsequent Events
Declaration of quarterly cash dividend (per share) | $ / shares	$ 0.05